Capital and funding - Equity - Other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Capital and funding
Cash flow hedge reserve, net of tax	€ 81	€ (31)	€ (7)
Remeasurement of defined benefit pension plans, net of tax	70		32
Currency retranslation reserve	242	7	106
Merger Reserve		(7,120)
Total	393	€ (7,144)	€ 131
Pension reserve balance	€ 70